Stock Based Compensation	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock Based Compensation
11.
SHARE BASED COMPENSATION

The Company maintains the Viking Holdings Ltd Second Amended and Restated 2018 Equity Incentive Plan (the “2018 Incentive Plan”). As of June 30, 2026, the Company had reserved 63.5 million ordinary shares for issuance under the 2018 Incentive Plan, of which 24.6 million remained available for future issuance, plus any ordinary shares underlying outstanding share awards granted under the 2018 Incentive Plan that expire or are repurchased, forfeited, cancelled or withheld. The number of shares reserved for issuance under the 2018 Incentive Plan is subject to an annual increase on the first day of each calendar year, equal to the lesser of (1) 1.0% of the total number of ordinary shares and special shares outstanding on December 31 of the preceding calendar year and (2) such smaller number of ordinary shares as determined by the Company’s Board of Directors at any time prior to the first day of a given calendar year.

The Company also maintains the Viking Holdings Ltd 2024 Employee Share Purchase Plan (the “2024 ESPP”). As of June 30, 2026, the Company had reserved 13.6 million ordinary shares for issuance pursuant to a series of purchase rights under the 2024 ESPP, of which 13.5 million remained available for future issuance. In addition, the number of shares reserved for issuance under the 2024 ESPP is subject to an annual increase on the first day of each calendar year, equal to the lesser of (1) 1.0% of the total number of ordinary shares and special shares outstanding on December 31 of the preceding calendar year, (2) 4.7 million ordinary shares and (3) such smaller number of ordinary shares as determined by the Company’s Board of Directors at any time prior to the first day of a given calendar year.

For the three months ended June 30, 2026, the Group recognized share based compensation expense of $19.4 million, comprised of $14.9 million related to Restricted Share Units (“RSUs”), $4.1 million related to Performance RSUs (“PSUs”) and $0.4 million related to the 2024 ESPP. For the six months ended June 30, 2026, the Group recognized share based compensation expense of $37.9 million, comprised of $27.7 million related to RSUs, $9.3 million related to PSUs and $0.9 million related to the 2024 ESPP. For the three months ended June 30, 2025, the Group recognized share based compensation expense of $22.2 million, comprised of $19.4 million related to RSUs and $2.8 million related to PSUs. For the six months ended June 30, 2025, the Group recognized share based compensation expense of $36.4 million, comprised of $32.1 million related to RSUs and $4.3 million related to PSUs. Other paid-in equity also includes certain income tax effects related to the share based awards.

RSUs

The terms of the RSUs are described in the annual consolidated financial statements.

For the six months ended June 30, 2026, RSU activity was as follows:

	Number of RSUs (in thousands)	Weighted-Average Grant-date Fair Value Per Share	Weighted-Average Share Price on Release Date
Outstanding at January 1, 2026	1,719	$51.24
Granted during the year	600	87.98
Released during the year	(295)	51.93	$92.11
Forfeited during the year	(15)	56.38
Outstanding at June 30, 2026	2,009	$62.08

As of June 30, 2026, the Group had $73.2 million of total unrecognized compensation expense related to RSUs, which is expected to be recognized over the weighted-average period of 1.6 years.

PSUs

In the first quarter of 2026, the Company granted PSUs to its executive officers under the 2018 Incentive Plan. The PSUs are subject to service vesting conditions of one to three years. The PSUs are also subject to performance vesting conditions, which are based upon the Group’s achievement of certain adjusted net income-based performance targets for the years ending December 31, 2026 to December 31, 2028, on an annual and cumulative basis. Depending on the Group’s performance, the actual number of ordinary shares that could be issued upon vesting of the PSUs could range from 0% to 200% of the target number of shares.

For the six months ended June 30, 2026, PSU activity was as follows:

	Number of PSUs (in thousands)	Weighted-Average Grant-date Fair Value Per Share	Weighted-Average Share Price on Release Date Per Share
Outstanding at January 1, 2026	267	$52.77
Granted during the year (reflected at target)	167	77.04
Achievement above target	89	52.77
Released during the year	(178)	52.77	$75.28
Outstanding at June 30, 2026	345	$64.52

As of June 30, 2026, the Group had $22.2 million of unrecognized compensation expense related to the PSUs, which is expected to be recognized over the weighted-average period of 1.6 years.

Stock options

For the six months ended June 30, 2026, stock option activity was as follows:

	Number of Options (in thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Share Price on Exercise Date Per Share	Weighted-Average Remaining Contractual Term (in years)
Outstanding at January 1, 2026	769	$17.43		1.4
Exercised during the year	(423)	$16.04	$76.16
Outstanding at June 30, 2026	346	$19.13		1.1
Exercisable at June 30, 2026	346	$19.13		1.1